Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Schedule of Company’s Notes Payable

The following is a summary of the Company’s notes payable – related parties at September 30, 2024 and December 31, 2023:

Balance - December 31, 2022	$-
Advances	5,267,500
Debt discount/issue costs	(1,608,900)
Amortization of debt discount/issue costs	1,406,015
Repayments	(262,500)
Balance - December 31, 2023	4,802,115
Advances	3,630,000
Debt discount/issue costs - original issue discount	(330,000)
Debt discount/issue costs - stock issuances	(2,020,387)
Amortization of debt discount/issue costs	2,553,272
Default penalty interest expense	4,317,500
Conversion of debt - preferred stock	(3,630,000)
Conversion of debt - common stock	(9,322,500)
Balance - September 30, 2024	$-

The following is a summary of the Company’s notes payable – related parties at December 31, 2023 and 2022:

Balance - December 31, 2022	$-
Advances	5,267,500
Debt discount/issue costs	(1,608,900)
Amortization of debt discount/issue costs	1,406,015
Repayments	(262,500)
Balance - December 31, 2023	$4,802,115

Schedule of Detailed Company’s Notes Payable

The following is a detail of the Company’s notes payable – related parties at September 30, 2024 and December 31, 2023:

Notes Payable - Related Parties
Note Holder	Issue Date	Maturity Date	Shares Issued with Debt		Interest Rate	Default Interest Rate	Default Conversion Rate	Collateral	September 30, 2024	December 31, 2023
Note #1	April 19, 2023	July 17, 2024	100,000	A, B	10.00%	18.00%	150.00%	All assets	$-	$1,500,000
Note #2	September 22, 2023	July 17, 2024	60,000	A, B	10.00%	18.00%	150.00%	All assets	-	600,000
Note #3	October 13, 2023	July 17, 2024	176,000	A, B	0.00%	18.00%	150.00%	All assets	-	320,000
Note #4	July 5, 2023	August 16, 2024	-		8.00%	18.00%	150.00%	All assets	-	440,000
Note #5	August 2, 2023	August 16, 2024	-		8.00%	18.00%	150.00%	All assets	-	440,000
Note #6	August 23, 2023	August 16, 2024	-		8.00%	18.00%	150.00%	All assets	-	110,000
Note #7	August 30, 2023	August 16, 2024	-		8.00%	18.00%	150.00%	All assets	-	165,000
Note #8	September 6, 2023	August 16, 2024	-		8.00%	18.00%	150.00%	All assets	-	220,000
Note #9	September 13, 2023	August 16, 2024	-		8.00%	18.00%	150.00%	All assets	-	110,000
Note #10	November 3, 2023	August 16, 2024	-		8.00%	18.00%	150.00%	All assets	-	165,000
Note #11	November 21, 2023	August 16, 2024	-		8.00%	18.00%	150.00%	All assets	-	220,000
Note #12	December 4, 2023	August 16, 2024	-		8.00%	18.00%	150.00%	All assets	-	220,000
Note #13	December 13, 2023	August 16, 2024	-		8.00%	18.00%	150.00%	All assets	-	165,000
Note #14	December 18, 2023	August 16, 2024	-		8.00%	18.00%	150.00%	All assets	-	110,000
Note #15	December 20, 2023	August 16, 2024	-		8.00%	18.00%	150.00%	All assets	-	55,000
Note #16	December 27, 2023	August 16, 2024	-		8.00%	18.00%	150.00%	All assets	-	165,000
Note #17	January 5, 2024	August 16, 2024	-		8.00%	18.00%	150.00%	All assets	-	-
Note #18	January 16, 2024	August 16, 2024	-		8.00%	18.00%	150.00%	All assets	-	-
Note #19	January 25, 2024	August 16, 2024	-		8.00%	18.00%	150.00%	All assets	-	-
Note #20	February 7, 2024	August 16, 2024	-		8.00%	18.00%	150.00%	All assets	-	-
Note #21	February 20, 2024	August 16, 2024	-		8.00%	18.00%	150.00%	All assets	-	-
Note #22	February 28, 2024	August 16, 2024	20,800	C	8.00%	18.00%	150.00%	All assets	-	-
Note #23	March 8, 2024	August 16, 2024	20,800	C	8.00%	18.00%	150.00%	All assets	-	-
Note #24	March 15, 2024	August 16, 2024	20,800	C	8.00%	18.00%	150.00%	All assets	-	-
Note #25	March 26, 2024	August 16, 2024	13,889	C	8.00%	18.00%	150.00%	All assets	-	-
Note #26	April 2, 2024	August 16, 2024	20,800	C	8.00%	18.00%	150.00%	All assets	-	-
Note #27	April 8, 2024	August 16, 2024	20,800	C	8.00%	18.00%	150.00%	All assets	-	-
Note #28	April 22, 2024	August 16, 2024	20,800	C	8.00%	18.00%	150.00%	All assets	-	-
Note #29	May 8, 2024	August 16, 2024	20,800	C	8.00%	18.00%	150.00%	All assets	-	-
Note #30	May 15, 2024	August 16, 2024	20,800	C	8.00%	18.00%	150.00%	All assets	-	-
Note #31	May 20, 2024	August 16, 2024	20,800	C	8.00%	18.00%	150.00%	All assets	-	-
Note #32	May 28, 2024	August 16, 2024	13,889	C	8.00%	18.00%	150.00%	All assets	-	-
Note #33	June 10, 2024	August 16, 2024	20,800	C	8.00%	18.00%	150.00%	All assets	-	-
Note #34	June 28, 2024	August 16, 2024	20,800	C	8.00%	18.00%	150.00%	All assets	-	-
Note #35	July 5, 2024	August 16, 2024	20,800	C	8.00%	18.00%	150.00%	All assets	-	-
Note #36	July 10, 2024	August 16, 2024	20,800	C	8.00%	18.00%	150.00%	All assets	-	-
Note #37	July 22, 2024	August 16, 2024	20,800	C	8.00%	18.00%	150.00%	All assets	-	-
Note #38	August 6, 2024	August 16, 2024	53,500	C	8.00%	18.00%	150.00%	All assets	-	-
Note #39	August 14, 2024	August 16, 2024	53,500	C	8.00%	18.00%	150.00%	All assets	-	-
									-	5,005,000
						Less: unamortized debt discount			-	202,885
									$-	$4,802,115

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2024

A	See discussion below regarding global amendment for Notes #1, #2 and #3.
B	See discussion below regarding the limitation on the issuance of this lender due to a 9.99% equity ownership blocker.
C	These shares of common stock (425,978) were issued with the underlying original issue discount notes and treated as additional debt discount.

The following is a detail of the Company’s notes payable – related parties at December 31, 2023 and 2022:

Notes Payable - Related Parties
Note Holder	Issue Date	Maturity Date	Shares Issued with Debt		Interest Rate	Default Interest Rate	Collateral	December 31, 2023	December 31, 2022
Note #1	April 19, 2023	April 19, 2024	100,000		10.00%	18.00%	All assets	$1,500,000	$-
Note #2	September 22, 2023	April 19, 2024	60,000	A	10.00%	18.00%	All assets	600,000	-
Note #3	October 13, 2023	April 19, 2024	104,000	B	0.00%	18.00%	All assets	320,000	-
Note #4	July 5, 2023	January 5, 2024	-		8.00%	18.00%	All assets	440,000	-
Note #5	August 2, 2023	February 2, 2024	-		8.00%	18.00%	All assets	440,000	-
Note #6	August 23, 2023	February 23, 2024	-		8.00%	18.00%	All assets	110,000	-
Note #7	August 30, 2023	February 29, 2024	-		8.00%	18.00%	All assets	165,000	-
Note #8	September 6, 2023	January 6, 2024	-		8.00%	18.00%	All assets	220,000	-
Note #9	September 13, 2023	January 13, 2024	-		8.00%	18.00%	All assets	110,000	-
Note #10	November 3, 2023	January 3, 2024	-		8.00%	18.00%	All assets	165,000	-
Note #11	November 21, 2023	January 21, 2024	-		8.00%	18.00%	All assets	220,000	-
Note #12	December 4, 2023	February 4, 2024	-		8.00%	18.00%	All assets	220,000	-
Note #13	December 13, 2023	February 13, 2024	-		8.00%	18.00%	All assets	165,000	-
Note #14	December 18, 2023	February 18, 2024	-		8.00%	18.00%	All assets	110,000	-
Note #15	December 20, 2023	February 20, 2024	-		8.00%	18.00%	All assets	55,000	-
Note #16	December 27, 2023	February 27, 2024	-		8.00%	18.00%	All assets	165,000	-
								5,005,000	-
						Less: unamortized debt discount		202,885	-
								$4,802,115	$-

A	See discussion below regarding global amendment for Notes #2 and #3.
B	See discussion below regarding the limitation on the issuance of this lender due to a 9.99% equity ownership blocker.

Schedule of Loss on Debt Extinguishment

Fair value of debt and common stock on extinguishment date*	$1,791,000
Fair value of debt subject to modification	1,500,000
Loss on debt extinguishment - related party	$291,000

*	The Company valued the issuance of the 60,000 commitment shares at $291,000, based upon the quoted closing trading price on the date of modification ($4.85/share).

Fair value of debt and common stock on extinguishment date*	$1,791,000
Fair value of debt subject to modification	1,500,000
Loss on debt extinguishment - related party	$291,000

*	The Company valued the issuance of the 60,000 commitment shares at $291,000, based upon the quoted closing trading price on the date of modification ($4.85/share).

Schedule Of Debt Extinguishment

The fair value of the Series A, preferred stock and related loss on debt extinguishment at the conversion date was based on the as-converted basis, calculated as follows:

Market price per share of common stock - on date of issuance	$2.76
Discount to market price on date of issuance	80%
Conversion price per share	$2.21

Series A, preferred stock - stated value per share	$10.00
Conversion price per share	$2.21
Number of shares of common stock - for each share of Series A, preferred stock held	4.53

Series A, preferred shares issued	363,000
Number of shares of common stock - for each share of Series A, preferred stock held	4.53
Equivalent common shares	1,644,022

Market price per share of common stock - on date of issuance	$2.76

As converted valuation of Series A, preferred stock	$4,537,500
Debt converted in exchange for Series A, preferred stock	3,630,000
Loss on debt extinguishment - related party	$907,500

Schedule of Maturities of Long Term Debt

The following represents the maturities of the Company’s various debt arrangements as noted above for each of the five (5) succeeding years and thereafter as follows:

For the Year Ended December 31,	Notes Payable	Vehicle Notes Payable	Total

2024 (3 Months)	$-	$206,094	$206,094
2025	165,769	279,162	444,931
2026	-	55,810	55,810
2027	-	18,499	18,499
Total	$165,769	$559,565	$725,334

For the Year Ended December 31,	Notes Payable - Related Parties	Notes Payable	Vehicles	Total

2024	$4,802,115	$126,440	$819,788	$5,748,343
2025	-	-	282,212	282,212
2026	-	-	55,827	55,827
2027	-	-	15,451	15,451
Total	$4,802,115	$126,440	$1,173,278	$6,101,833

Next NRG Holding Corp [Member]
Property, Plant and Equipment [Line Items]
Schedule of Company’s Notes Payable

The following is a detail of the Company’s notes payable at September 30, 2024 and December 31, 2023, respectively:

Notes Payable
Note Holder	Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Collateral		September 30, 2024	December 31, 2023
Note #1	January 19, 2024	May 24, 2024		0.00%	Unsecured	A	$3,700,000	$-
Note #2	January 19, 2024	August 19, 2024	Included in repayments	0.00%	All assets	B	-	-
Note #3	January 19, 2024	August 19, 2024	Included in repayments	0.00%	All assets	C	-	-
Note #4	August 16, 2024	February 28, 2025	Included in repayments	0.00%	All assets	D	1,433,438
Note #5	August 16, 2024	February 28, 2025	Included in repayments	0.00%	All assets	D	1,498,594
							6,632,031	-
				Less: unamortized debt discount			902,590	-
							$5,729,442	$-

A	- Represents amount of consideration owed in connection with the purchase of STAT. See Notes 1 and 6.

B	– The Company executed a note payable (merchant cash advance) with a face amount of $1,491,000 and received net proceeds of $1,000,000. The $491,000 is considered a debt issuance cost and is being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations. Under the terms of the agreement, the lender will be repaid all principal and accrued interest of $53,250 per week over a term of 28 weeks. This merchant cash advances were fully paid as of September 30, 2024.

C	– The Company executed a note payable (merchant cash advance) with a face amount of $2,236,500 and received net proceeds of $1,500,000. The $736,500 is considered a debt issuance cost and is being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations. Under the terms of the agreement, the lender will be repaid all principal and accrued interest of $79,875 per week over a term of 28 weeks. This merchant cash advances were fully paid as of September 30, 2024.

D	– The Company executed two (2) note payable (merchant cash advance) each with a face amount of $1,824,375 and received net proceeds of $1,250,000. The $491,000 is considered a debt issuance cost and is being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations. Under the terms of the agreement, the lender will be repaid all principal and accrued interest of $62,500 per week over a term of 28 weeks.

NEXTNRG HOLDING CORP AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2024

(UNAUDITED)

Schedule of Detailed Company’s Notes Payable

The following is a detail of the Company’s notes payable – related party at September 30, 2024 and December 31, 2023, respectively:

Notes Payable - Related Party
Note Holder	Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Marketable Securities Received		Fair Value of Securities Received	Collateral	September 30, 2024	December 31, 2023
Note #1	January 1, 2020	August 31, 2024	10.00%	0.00%	None	A	-	Unsecured		$8,600
Note #2	January 3, 2020	August 31, 2024	10.00%	0.00%	None	A	-	Unsecured		30
Note #3	March 4, 2020	August 31, 2024	10.00%	0.00%	None	A	-	Unsecured		20
Note #4	May 18, 2020	August 31, 2024	10.00%	0.00%	None	A	-	Unsecured		25
Note #5	June 24, 2020	August 31, 2024	10.00%	0.00%	None	A	-	Unsecured		25
Note #6	August 31, 2020	August 31, 2024	10.00%	0.00%	None	A	-	Unsecured		100
Note #7	March 1, 2021	August 31, 2024	10.00%	0.00%	None	A	-	Unsecured		100
Note #8	April 19, 2021	August 31, 2024	10.00%	0.00%	None	A	-	Unsecured		250
Note #9	September 3, 2021	August 31, 2024	10.00%	0.00%	None	A	-	Unsecured		500
Note #10	September 9, 2021	August 31, 2024	10.00%	0.00%	None	A	-	Unsecured		25,000
Note #11	May 4, 2023	August 31, 2024	10.00%	0.00%	None	A	-	Unsecured		15,000
Note #12	May 30, 2023	August 31, 2024	18.00%	0.00%	None	B	-	Unsecured		100,000
Note #13	June 7, 2023	August 31, 2024	18.00%	0.00%	None	B	-	Unsecured	100,000	100,000
Note #14	June 29, 2023	August 31, 2024	18.00%	0.00%	None	B	-	Unsecured	10,000	10,000
Note #15	July 3, 2023	August 31, 2024	18.00%	0.00%	None	B	-	Unsecured	250,000	250,000
Note #16	July 5, 2023	August 31, 2024	18.00%	0.00%	None	B	-	Unsecured	200,000	200,000
Note #17	July 27, 2023	August 31, 2024	18.00%	0.00%	None	B	-	Unsecured	100,000	100,000
Note #18	August 2, 2023	August 31, 2024	18.00%	0.00%	None	B	-	Unsecured	100,000	100,000
Note #19	August 8, 2023	August 31, 2024	18.00%	0.00%	None	B	-	Unsecured	80,000	80,000
Note #20	August 15, 2023	August 31, 2024	18.00%	0.00%	None	B	-	Unsecured	200,000	200,000
Note #21	August 23, 2023	August 31, 2024	18.00%	0.00%	None	B	-	Unsecured	150,000	150,000
Note #22	August 30, 2023	August 31, 2024	18.00%	0.00%	None	B	-	Unsecured	170,000	170,000
Note #23	September 6, 2023	August 31, 2024	18.00%	0.00%	None	B	-	Unsecured	250,000	250,000
Note #24	September 8, 2023	August 31, 2024	18.00%	0.00%	None	B	-	Unsecured	1,000,000	1,000,000
Note #25	September 13, 2023	August 31, 2024	18.00%	0.00%	None	B	-	Unsecured	100,000	100,000
Note #26	September 22, 2023	August 31, 2024	18.00%	0.00%	None	B	-	Unsecured	75,000	75,000
Note #27	October 30, 2023	August 31, 2024	18.00%	0.00%	None	B	-	Unsecured	10,000	10,000
Note #28	November 2, 2023	August 31, 2024	18.00%	0.00%	None	B	-	Unsecured	50,000	50,000
Note #29	November 3, 2023	August 31, 2024	18.00%	0.00%	None	B	-	Unsecured	150,000	150,000
Note #30	November 8, 2023	August 31, 2024	18.00%	0.00%	None	B	-	Unsecured	250,000	250,000
Note #31	November 15, 2023	August 31, 2024	18.00%	0.00%	None	B	-	Unsecured	75,000	75,000
Note #32	November 21, 2023	August 31, 2024	18.00%	0.00%	None	B	-	Unsecured	200,000	200,000
Note #33	December 5, 2023	August 31, 2024	18.00%	0.00%	None	B	-	Unsecured	200,000	200,000
Note #34	February 21, 2024	August 31, 2024	18.00%	0.00%	None		-	Unsecured	45,000	-
Note #35	February 28, 2024	August 31, 2024	18.00%	0.00%	20,800	C	100,360	Unsecured	300,000	-
Note #36	March 4, 2024	August 31, 2024	18.00%	0.00%	None		-	Unsecured	50,000	-
Note #37	March 7, 2024	August 31, 2024	18.00%	0.00%	None		-	Unsecured	100,000	-
Note #38	March 8, 2024	August 31, 2024	18.00%	0.00%	20,800	C	95,680	Unsecured	185,000	-
Note #39	March 14, 2024	August 31, 2024	18.00%	0.00%	None		-	Unsecured	150,000	-
Note #40	March 15, 2024	August 31, 2024	18.00%	0.00%	20,800	C	91,520	Unsecured	150,000	-
Note #41	March 25, 2024	August 31, 2024	18.00%	0.00%	None		-	Unsecured	150,000	-
Note #42	March 26, 2024	August 31, 2024	18.00%	0.00%	13,889	C	58,333	Unsecured	100,000	-
Note #43	March 27, 2024	August 31, 2024	18.00%	0.00%	None		-	Unsecured	135,000	-
Note #45	April 2, 2024	August 31, 2024	18.00%	0.00%	20,800	C	108,680	Unsecured	150,000	-
Note #46	April 4, 2024	August 31, 2024	18.00%	0.00%	None		-	Unsecured	135,000	-
Note #47	April 8, 2024	August 31, 2024	18.00%	0.00%	20,800	C	132,080	Unsecured	150,000	-
Note #48	April 11, 2024	August 31, 2024	18.00%	0.00%	None		-	Unsecured	145,000	-
Note #49	April 18, 2024	August 31, 2024	18.00%	0.00%	None		-	Unsecured	150,000	-
Note #50	April 22, 2024	August 31, 2024	18.00%	0.00%	20,800	C	120,640	Unsecured	175,000	-
Note #51	April 25, 2024	August 31, 2024	18.00%	0.00%	None		-	Unsecured	115,000	-
Note #52	May 2, 2024	August 31, 2024	18.00%	0.00%	None		-	Unsecured	200,000	-
Note #53	May 8, 2024	August 31, 2024	18.00%	0.00%	20,800	C	147,680	Unsecured	300,000	-
Note #54	May 15, 2024	August 31, 2024	18.00%	0.00%	20,800	C	130,520	Unsecured	300,000	-
Note #55	May 20, 2024	August 31, 2024	18.00%	0.00%	20,800	C	130,000	Unsecured	175,000	-
Note #56	May 23, 2024	August 31, 2024	18.00%	0.00%	None		-	Unsecured	175,000	-
Note #57	May 28, 2024	August 31, 2024	18.00%	0.00%	13,889	C	84,374	Unsecured	300,000	-
Note #58	June 5, 2024	August 31, 2024	18.00%	0.00%	None		-	Unsecured	180,000	-
Note #59	June 10, 2024	August 31, 2024	18.00%	0.00%	20,800	C	104,520	Unsecured	280,000	-
Note #60	June 13, 2024	August 31, 2024	18.00%	0.00%	None		-	Unsecured	50,000	-
Note #61	June 20, 2024	August 31, 2024	18.00%	0.00%	None		-	Unsecured	283,000	-
Note #62	June 27, 2024	August 31, 2024	18.00%	0.00%	20,800	C	99,839	Unsecured	150,000	-
Note #63	July 5, 2024	July 5, 2025	18.00%	0.00%	20,800	C	122,200	Unsecured	300,000
Note #64	July 10, 2024	July 10, 2025	18.00%	0.00%	20,800	C	96,200	Unsecured	150,000
Note #65	July 11, 2024	July 11, 2025	18.00%	0.00%	None			Unsecured	175,000
Note #66	July 18, 2024	July 18, 2025	18.00%	0.00%	20,800	C	97,760	Unsecured	440,000
Note #67	July 25, 2024	July 25, 2025	18.00%	0.00%	None			Unsecured	185,000
Note #68	August 1, 2024	August 1, 2025	18.00%	0.00%	53,500	C	150,068	Unsecured	300,000
Note #69	August 19, 2024	August 19, 2025	18.00%	0.00%	53,500	C	155,150	Unsecured	265,000
Note #70	August 26, 2024	August 26, 2025	18.00%	0.00%	None			Unsecured	35,000
Note #71	September 23, 2024	September 23, 2025	18.00%	0.00%	None			Unsecured	150,000
Note #72	September 26, 2024	September 26, 2025	18.00%	0.00%	None			Unsecured	150,000

					425,978		$2,025,604		$10,648,000	$3,869,650

A	– These notes have a stated interest rate of 4-5%. The Company has recorded an additional 5-6% of imputed interest (10% in total) to reflect the market rate for this type of debt.

B	– Prior to January 1, 2024, these notes had a stated interest rate of 4%-5%. The Company had recorded an additional 5%-6% of imputed interest (10% total) to reflect the market rate for this type of debt. Effective January 1, 2024, these notes were amended to reflect an interest rate of 18%, as a result, the Company no longer imputes interest on these notes. There were no other changes to the terms of these notes.

C	- These shares have been recorded at fair value on the consolidated balance sheets. These represent shares held in EZFL (marketable securities – related party – see note 3) in connection with advances made to EZFL.

Next NRG Holding Corp [Member] | Related Party [Member]
Property, Plant and Equipment [Line Items]
Schedule of Company’s Notes Payable

The following represents a summary of the Company’s debt (notes payable – related party and notes payable), key terms and outstanding balances at September 30, 2024 and December 31, 2023, respectively:

	Notes Payable
	Related Party	Notes Payable	Total
Balance - December 31, 2022	$34,650	$-	$34,650
Proceeds	3,835,000	-	3,835,000
Balance - December 31, 2023	3,869,650	-	3,869,650
Proceeds	6,928,000	11,076,250	18,004,250
Repayments	(149,650)	(4,444,219)	(4,593,869)
Debt discount	-	(2,113,215)	(2,113,215)
Amortization of debt discount	-	1,210,625	1,210,625
Balance - September 30, 2024	$10,648,000	$5,729,442	$16,377,442

Non Vehicles [Member]
Property, Plant and Equipment [Line Items]
Schedule of Company’s Notes Payable

The following is a summary of the Company’s note payable (non-vehicles) at September 30, 2024 and December 31, 2023, respectively:

	Loan #1	Loan #2	Total
Balance - December 31, 2022	$-	$-	$-
Face amount of note	275,250	-	275,250
Debt discount	(25,250)	-	(25,250)
Amortization of debt discount	9,729	-	9,729
Repayments	(133,289)	-	(133,289)
Balance - December 31, 2023	126,440	-	126,440
Face amount of note	-	277,500	277,500
Debt discount	-	(27,500)	(27,500)
Amortization of debt discount	15,521	9,050	24,571
Repayments	(141,961)	(93,281)	(235,242)
Balance - September 30, 2024	$-	$165,769	$165,769

Schedule of Detailed Company’s Notes Payable

The following is a detail of the Company’s note payable (non-vehicles) at September 30, 2024 and December 31, 2023, respectively:

Note Payable
Issue Date	Maturity Date	Date Repaid	Collateral	September 30, 2024	December 31, 2023
April 16, 2023	December 12, 2024	April 24, 2024	All assets	$-	$141,961
April 24, 2024	October 21, 2025	N/A	All assets	184,219	-
			Less: unamortized debt discount	18,450	15,521
				$165,769	$126,440

The following is a summary of the Company’s note payable (non-vehicles) at December 31, 2023 and 2022, respectively:

Balance - December 31, 2022	$-
Face amount of note	275,250
Debt discount	(25,250)
Amortization of debt discount	9,729
Repayments	(133,289)
Balance - December 31, 2023	$126,440

The following is a detail of the Company’s note payable (non-vehicles) at December 31, 2023 and 2022, respectively:

	Notes Payable
	Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Collateral	December 31, 2023	December 31, 2022
	April 16, 2023	December 12, 2024	*	N/A	All assets	$141,961	$-

*	initially 6.5%, however, subject to change at each reporting period.				Less: unamortized debt discount	15,521	-
						$126,440	$-

Vehicles [Member]
Property, Plant and Equipment [Line Items]
Schedule of Company’s Notes Payable

The following is a summary of the Company’s notes payable for its vehicles at September 30, 2024 and December 31, 2023, respectively:

Balance - December 31, 2022	$2,009,896
Repayments	(836,618)
Balance - December 31, 2023	$1,173,278
Repayments	(613,713)
Balance - September 30, 2024	$559,565

Schedule of Detailed Company’s Notes Payable

The following is a detail of the Company’s notes payable for its vehicles at September 30, 2024 and December 31, 2023, respectively:

Notes Payable - Vehicles
Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Collateral	September 30, 2024	December 31, 2023
January 15, 2021	November 15, 2025	11.00%	N/A	This vehicle	$17,964	$28,370
April 9, 2019	February 17, 2024	4.90%	N/A	This vehicle	-	1,873
December 15, 2021	December 18, 2024	3.50%	N/A	This vehicle	9,573	37,823
December 16, 2021	December 18, 2024	3.50%	N/A	This vehicle	9,371	37,023
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	12,743	40,911
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	12,743	40,911
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	12,743	40,911
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	12,743	40,911
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	15,567	43,046
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	15,567	43,046
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	15,890	43,944
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	15,566	43,045
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	22,235	50,157
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	22,235	50,157
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	23,235	51,157
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	22,547	50,862
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	22,573	50,925
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	22,573	50,925
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	22,573	50,925
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	22,573	50,925
August 4, 2022	August 18, 2025	4.99%	N/A	This vehicle	11,674	20,837
August 4, 2022	August 18, 2025	4.99%	N/A	This vehicle	11,675	20,838
November 1, 2021	November 11, 2025	4.84%	N/A	This vehicle	11,060	17,913
November 1, 2021	November 11, 2025	0.00%	N/A	This vehicle	11,256	18,572
November 1, 2021	November 11, 2025	0.00%	N/A	This vehicle	11,306	18,572
June 1, 2022	May 23, 2026	0.90%	N/A	This vehicle	16,613	24,035
June 1, 2022	May 23, 2026	0.90%	N/A	This vehicle	16,626	24,032
April 27, 2022	May 10, 2027	9.05%	N/A	This vehicle	86,289	107,047
April 27, 2022	May 1, 2026	8.50%	N/A	This vehicle	52,054	73,585
					559,565	1,173,278
			Less: current portion		213,706	819,788
			Long term portion		$345,859	$353,490

Notes Payable - Vehicles
Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Collateral	December 31, 2023	December 31, 2022
January 15, 2021	November 15, 2025	11.00%	N/A	This vehicle	$28,370	$40,976
April 9, 2019	December 12, 2023	7.44%	N/A	This vehicle	-	8,174
April 9, 2019	December 12, 2023	7.44%	N/A	This vehicle	-	6,986
April 9, 2019	February 17, 2024	4.90%	N/A	This vehicle	1,873	10,670
December 15, 2021	December 18, 2024	3.50%	N/A	This vehicle	37,823	74,357
December 16, 2021	December 18, 2024	3.50%	N/A	This vehicle	37,023	72,784
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	40,911	83,505
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	40,911	83,505
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	40,911	83,505
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	40,911	83,505
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	43,046	78,585
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	43,046	78,585
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	43,944	80,226
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	43,045	78,585
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,157	86,271
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,157	86,271
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	51,157	86,270
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,862	87,481
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,925	87,594
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,925	87,594
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,925	87,594
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,925	87,594
August 4, 2022	August 18, 2025	4.99%	N/A	This vehicle	20,837	32,536
August 4, 2022	August 18, 2025	4.99%	N/A	This vehicle	20,838	32,536
November 1, 2021	November 11, 2025	4.84%	N/A	This vehicle	17,913	26,578
November 1, 2021	November 11, 2025	0.00%	N/A	This vehicle	18,572	28,261
November 1, 2021	November 11, 2025	0.00%	N/A	This vehicle	18,572	28,261
June 1, 2022	May 23, 2026	0.90%	N/A	This vehicle	24,035	33,813
June 1, 2022	May 23, 2026	0.90%	N/A	This vehicle	24,032	33,813
April 27, 2022	May 10, 2027	9.05%	N/A	This vehicle	107,047	132,246
April 27, 2022	May 1, 2026	8.50%	N/A	This vehicle	73,585	101,237
					1,173,278	2,009,896

				Less: current portion	819,788	811,516
				Long term portion	$353,490	$1,198,380

Schedule of Notes Payable for Vehicles

The following is a summary of the Company’s notes payable for its vehicles at December 31, 2023 and 2022, respectively:

Balance - December 31, 2021	$476,313
Acquisition of vehicles in exchange for notes payable	2,166,643
Repayments	(633,060)
Balance - December 31, 2022	2,009,896
Repayments	(836,618)
Balance - December 31, 2023	$1,173,278